Consolidated Statements of Cash Flows (Unaudited) - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Income	$ 205,781	$ 1,249,338	$ 404,616
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account	(473,721)	(2,956,252)	(1,309,248)
Changes in operating assets and liabilities:
Prepaid expenses	(218,168)	91,211	(168,491)
Accrued expenses	85,317	8,411	91,776
Franchise tax payable	26,333	(31,066)	56,918
Income taxes payable		(380,381)	396,253
Net Cash Used in Operating Activities	(374,458)	(2,018,739)	(528,176)
Cash Flows from Investing Activities:
Purchase of investment held in trust account	(99,216,250)	(1,378,953)	(99,216,250)
Cash withdrawn from trust to pay taxes		1,389,415
Cash withdrawn from Trust Account in connection with redemption		50,225,065
Net Cash Provided by (Used in) Investing Activities	(99,216,250)	50,235,527	(99,216,250)
Cash Flows from Financing Activities:
Proceeds from issuance of founder shares	25,000		25,000
Proceeds from issuance of promissory note to related party	280,000	1,572,500	280,000
Payment of promissory note to related party	(280,000)		(280,000)
Proceeds from public offering	97,750,000		97,750,000
Proceeds from private placement	4,988,750		4,988,750
Payment of underwriter discount	(1,955,000)		(1,955,000)
Payment of deferred offering costs	(517,692)		(517,692)
Redemption of Class A Common Stock		(50,225,065)
Net Cash Provided by (Used in) Financing Activities	100,291,058	(48,652,565)	100,291,058
Net Change in Cash	700,350	(435,777)	546,632
Cash at Beginning of Period		546,632
Cash at End of Period	700,350	110,855	546,632
Supplemental Disclosure of Cash Flow Information:
Cash paid for income taxes		1,296,923
Cash paid for interest
Non-cash Financing Activities:
Deferred underwriters’ marketing fees	3,421,250		3,421,250
Issuance of representative shares	72,175		72,175
Change in value of common stock subject to redemption	95,423,550		95,423,550
Allocation of offering costs to common stock subject to redemption	5,824,123		5,824,123
Accretion of carrying value to redemption value	$ 10,064,211	$ 3,357,236	$ 10,472,899